SHAREHOLDERS' EQUITY (Summary of Changes in Stock Option Activity) (Details) - Employee Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Number of options
Outstanding at January 1, 2015	1,017,332
Granted	383,000
Exercised	(129,850)
Forfeited	(395,232)
Outstanding at December 31, 2015	875,250	1,017,332
Vested and expected to vest at December 31, 2015	705,600
Exercisable at December 31, 2015	380,083
Weighted-average exercise price
Outstanding at January 1, 2015	$ 4.33
Granted	4.48
Exercised	3.88
Forfeited	4.35
Outstanding at December 31, 2015	4.45	$ 4.33
Vested and expected to vest at December 31, 2015	4.38
Exercisable at December 31, 2015	$ 4.42
Weighted-average remaining contractual life
Outstanding	40 months	33 months 9 days
Granted	60 months 2 days
Vested and expected to vest at December 31, 2015	42 months 21 days
Exercisable at December 31, 2015	8 months 16 days
Aggregate intrinsic value (in thousands)
Outstanding at January 1, 2015	$ 1,507
Outstanding at December 31, 2015	59	$ 1,507
Vested and expected to vest at December 31, 2015	59
Exercisable at December 31, 2015	$ 39